Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of Reportable Segments | Segment	1
Number of Operating Segments | Segment	1
Impairment charges on property and equipment	$ 0	$ 0	$ 0
Advertising expenses	45,300	11,500	17,300
Inventory impairments	2,843	$ 3,170	$ 3,002
Right-Of-Use-Asset	$ 4,784
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent
Operating Lease Liability	$ 5,175
Adopted ASU 2016-02 effective January 1, 2021 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-Of-Use-Asset	4,400
Operating Lease Liability	$ 4,800